Investments	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Investments
3. Deconsolidation of Teekay Offshore
On September 25, 2017, Teekay, Teekay Offshore and Brookfield finalized the Brookfield Transaction, which included, among other things, the following:

•
Brookfield and Teekay invested $610.0 million and $30.0 million, respectively, in exchange for 244.0 million and 12.0 million common units of Teekay Offshore, respectively, and 62.4 million and 3.1 million common unit warrants (or the Brookfield Transaction Warrants), with an exercise price of $0.01 per unit, a term of seven years, and which are exercisable when Teekay Offshore's common unit volume-weighted average price is equal to or greater than $4.00 per common unit for 10 consecutive trading days until September 25, 2024;

•
Brookfield acquired from Teekay a 49% interest in Teekay Offshore's general partner in exchange for $4.0 million and an option to purchase an additional 2.0% interest in Teekay Offshore's general partner from Teekay in exchange for 1.0 million of the Brookfield Transaction Warrants initially issued to Brookfield;

•
Teekay Offshore repurchased and cancelled all of its outstanding Series C-1 and Series D Preferred Units at a per unit redemption value of $18.20 and $23.75 per unit, plus accrued and unpaid distributions, respectively, which included Teekay's investment in 1,040,000 Series D Preferred Units. The Series D tranche B Warrants to purchase Teekay Offshore common units, which were issued as part of the Series D Preferred Units on June 29, 2016, were amended to reduce the exercise price from $6.05 to $4.55 per unit; and

•
Brookfield acquired from a subsidiary of Teekay the $200 million subordinated promissory note issued by Teekay Offshore on July 1, 2016, the maturity of which Brookfield extended from 2019 to 2022, in consideration for $140.0 million in cash on a net basis and 11.4 million of the Brookfield Transaction Warrants initially issued to Brookfield.

In connection with the acquisition of the 49% interest in Teekay Offshore's general partner, TOO GP, Teekay and Brookfield entered into an amended limited liability company agreement whereby Brookfield obtained certain participatory rights in the management of TOO GP, which resulted in Teekay deconsolidating Teekay Offshore for accounting purposes on September 25, 2017. Subsequent to the closing of the Brookfield Transaction, Teekay has significant influence over Teekay Offshore and accounts for its investment in Teekay Offshore using the equity method. Teekay Offshore is a related party of Teekay, and Brookfield is not a related party of Teekay (see Note 13).

The following table shows the accounting impact from the deconsolidation of Teekay Offshore on September 25, 2017. On such date, the Company recognized both the net cash proceeds it received from Brookfield and the fair value of its retained interests in Teekay Offshore, including common units, warrants, and vessel charters with Teekay Offshore, and derecognized the carrying value of both Teekay Offshore’s net assets and the non-controlling interest in Teekay Offshore, with the difference between the amounts recognized and derecognized being the loss on deconsolidation.

As of September 25, 2017
Net cash proceeds received by Teekay	139,693
Fair value of common units and general partner interest of Teekay Offshore (note 22)	150,132
Fair value of warrants (note 15)	36,596
Fair value of vessel charters with Teekay Offshore (notes 6 and 7)	14,812
Carrying value of the non-controlling interest in Teekay Offshore	1,138,275
Subtotal	1,479,508
Less:
Carrying value of Teekay Offshore's net assets on deconsolidation	(1,584,296)
Loss on deconsolidation of Teekay Offshore	(104,788)

The $150.1 million fair value of Teekay's retained investment in Teekay Offshore, consisting of approximately 14% in its outstanding common units and a 51% interest in TOO GP, was determined with reference to the market price of Teekay Offshore's common units on September 25, 2017. The $14.8 million fair value of vessel charters was determined using an income approach and with reference to market rates, contract term, and a discount rate of 10%.
Subsequent to the formation of Teekay Offshore, Teekay sold certain vessels to Teekay Offshore. As Teekay Offshore was a non-wholly owned consolidated subsidiary of Teekay at the date of the sales, all of the gain or loss on sales of these vessels was fully eliminated upon consolidation. Consequently, the portion of the gain or loss attributable to Teekay’s reduced interest in the vessels was deferred. The total unrecognized net deferred gain relating to the vessels previously sold from Teekay to Teekay Offshore was $349.6 million. Upon deconsolidation of Teekay Offshore, such amount was recognized as an increase to net loss attributable to non-controlling interests for the year ended December 31, 2017.
4. Investments
a)Tanker Investments Ltd.
In January 2014, Teekay and Teekay Tankers formed Tanker Investments Ltd. (or TIL), which sought to own and operate modern second-hand tankers. Teekay and Teekay Tankers in the aggregate purchased 5.0 million shares of common stock, representing an initial 20% interest in TIL, as part of a $250 million private placement by TIL, which represented a total investment by Teekay and Teekay Tankers of $50.0 million. In October 2014, Teekay Tankers acquired an additional 0.9 million common shares in TIL, representing 2.43% of the then outstanding share capital of TIL.

On May 31, 2017, Teekay Tankers entered into a merger agreement (or the Merger Agreement) to acquire the remaining 27.0 million issued and outstanding common shares of TIL, by way of a share-for-share exchange of 3.3 shares of Teekay Tankers Class A common stock for each outstanding share of TIL common stock (or the TIL merger). Teekay Tankers and Teekay then owned approximately 3.4 million and 2.5 million common shares, or 11.3% and 8.2% of TIL, respectively. As the Company then accounted for its investment in TIL under the equity method, the Company was required to remeasure its previously held equity investment to fair value at the acquisition date. Based on the then pending transaction, the Company recognized an other than temporary impairment and remeasured its investment in TIL to fair value during the second quarter of 2017 based on the TIL share price at June 30, 2017, resulting in a write-down of $48.6 million presented in equity (loss) income on the consolidated statements of (loss) income. On November 27, 2017, Teekay Tankers completed the merger with TIL and the Company remeasured its equity investment in TIL to fair value based on the relative share exchange value at the date of the acquisition, which resulted in the recognition of a gain of $2.4 million presented in equity (loss) income on the consolidated statements of (loss) income.

On completion of the TIL merger, TIL became a wholly-owned subsidiary of Teekay Tankers. As consideration for the merger, Teekay Tankers issued 88,977,544 Class A common shares (including 8,250,000 Class A common shares to Teekay) to the TIL shareholders (other than Teekay Tankers) for $151.3 million, or $1.70 per share. The merger with TIL was accounted for as an acquisition of assets. The purchase price was determined based on the value of Teekay Tankers shares issued on the merger date and transaction costs associated with the merger, which amounted to $6.8 million. Together with the fair value of the Company's 8.2% and Teekay Tankers' 11.3% ownership in TIL and the total number of Class A common shares issued at the close of the merger, the total acquisition cost was $177.3 million. The assets acquired and liabilities assumed were recognized at their fair values on November 27, 2017, with the difference between the purchase price and the net fair value of the net assets acquired allocated on a relative fair value basis to the vessels acquired. Net working capital and long-term debt assumed were recognized at their fair values on November 27, 2017, of $47.1 million and $337.1 million, respectively. The remaining amount of the purchase price was allocated to vessels ($467.1 million) and existing time-charter contracts ($0.2 million), on a relative fair value basis.
b)Teekay LNG – Bahrain LNG Joint Venture
In December 2015, Teekay LNG entered into an agreement with National Oil & Gas Authority (or Nogaholding), Samsung C&T (or Samsung) and Gulf Investment Corporation (or GIC) to form a joint venture, Bahrain LNG W.L.L. (or the Bahrain LNG Joint Venture), for the development of an LNG receiving and regasification terminal in Bahrain. The Bahrain LNG Joint Venture is a joint venture between Nogaholding (30%), Teekay LNG (30%), Samsung (16%) and GIC (24%). The project will include an offshore LNG receiving jetty and breakwater, an adjacent regasification platform, subsea gas pipelines from the platform to shore, an onshore gas receiving facility, and an onshore nitrogen production facility with a total LNG terminal capacity of 800 million standard cubic feet per day and will be owned and operated under a 20-year agreement commencing in early-2019. In addition, Teekay LNG will supply a FSU in connection with this project, which will be modified specifically from one of the Teekay LNG’s four M-type, Electronically Controlled, Gas Injection (or MEGI) LNG carrier newbuildings ordered from Daewoo Shipbuilding & Marine Engineering Co. (or DSME), through a 20-year time-charter contract with the Bahrain LNG Joint Venture.
As at December 31, 2017, Teekay LNG had advanced $79.1 million (December 31, 2016 – 62.9 million) to the Bahrain LNG Joint Venture. These advances bear interest at LIBOR plus 1.25% and as at December 31, 2017, the interest accrued on these advances was $0.1 million (December 31, 2016 – $0.1 million).
c)Teekay Tankers – Principal Maritime
In August 2015, Teekay Tankers agreed to acquire 12 modern Suezmax tankers from Principal Maritime Tankers Corporation (or Principal Maritime). All 12 of the vessels were delivered in 2015 for a total purchase price of $661.3 million, consisting of $612.0 million in cash and approximately 7.2 million shares of Teekay Tankers’ Class A common stock with a value of $49.3 million. To finance the cash portion of the acquisition price, Teekay Tankers secured a $397.2 million loan facility which matured in January 2016, and which was refinanced as part of a comprehensive Teekay Tankers refinancing in January 2016 (see Note 8). In addition, in August 2015 Teekay Tankers issued in a public offering and concurrent private placement approximately 13.6 million shares of its Class A common stock for net proceeds of $90.6 million, including approximately 4.5 million shares which were issued to Teekay Parent. Teekay Tankers financed the remainder of the cash purchase price with existing liquidity.
d)Teekay Tankers – Ship-to-Ship Transfer Business
In July 2015, Teekay Tankers acquired a ship-to-ship transfer business (or SPT) from a company jointly-owned by Teekay and a Norway-based marine transportation company, I.M. Skaugen SE (or Skaugen), for a cash purchase price of $47.3 million (including $1.8 million for working capital). To finance this acquisition, Teekay subscribed for approximately 6.5 million shares of Teekay Tankers’ Class B common stock at a subscription price of approximately $6.99 per share. SPT provides a full suite of ship-to-ship (or STS) transfer services in the oil, gas and dry bulk industries. In addition to full service lightering and lightering support, it also provides consultancy and terminal management services. This acquisition established Teekay Tankers as a global company in the STS transfer business, which is expected to increase Teekay Tankers’ fee-based revenue and its overall fleet utilization. On the transaction closing date of July 31, 2015, SPT owned and operated a fleet of six STS support vessels and one chartered-in Aframax Tanker.

The acquisition of SPT was accounted for as a business acquisition using the acquisition method of accounting.

Operating results of SPT are reflected in the Company’s consolidated financial statements commencing July 31, 2015, the effective date of acquisition. Pro forma revenues and net income as if the acquisition of SPT had occurred at the beginning of 2015 would not be materially different than actual operating results reported. The Company’s prior 50% interest in SPT was remeasured to its estimated fair value on the acquisition date and the resulting gain of $8.7 million was recognized in equity income in 2015.